Deferred Method of Accounting for Major Overhaul (Details) (Engine and transmission overhaul, USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Engine and transmission overhaul
Capitalized and amortized:
Property, plant and equipment, useful life	3 years 0 months 0 days	3 years 0 months 0 days	3 years 0 months 0 days
Net amount of (gains) losses netted against depreciation expense	$ 22.5	$ 20.9	$ 23.1